Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Total Accounts receivable – third parties, gross	$ 3,044,930	$ 1,913,882
Less: allowance for current expected credit loss	(90,281)
Total	$ 2,954,649	$ 1,913,882